Summary of Significant Accounting Policies - Schedule of Customers Representing Greater than 10% of Account Receivable and Total Revenue (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Member] | Customer B
Concentration Risk [Line Items]
Concentration risk percentage		21.00%
Accounts Receivable [Member] | Customer D
Concentration Risk [Line Items]
Concentration risk percentage	13.00%
Accounts Receivable [Member] | Customer E
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Total Revenue [Member] | Customer B
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Total Revenue [Member] | Customer C
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	13.00%
Total Revenue [Member] | Customer F
Concentration Risk [Line Items]
Concentration risk percentage	10.00%